AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 99.4%
Communication Services - 23.8%
Baidu, Inc., Class A (China)*	69,200	$767,263
NetEase, Inc. (China)	83,900	1,547,416
Tencent Holdings, Ltd. (China)	160,400	7,401,891

Total Communication Services		9,716,570
Consumer Discretionary - 30.1%
Alibaba Group Holding, Ltd. (China)	414,400	4,077,789
ANTA Sports Products, Ltd. (China)	66,000	590,756
BYD Co., Ltd., Class A (China)	51,100	1,747,074
Meituan, Class B (China)*,1	99,580	1,378,851
MGM China Holdings, Ltd. (Macau)	520,400	759,293
MINISO Group Holding, Ltd., ADR (China)	37,654	627,692
New Oriental Education & Technology Group, Inc., ADR (China)*	9,494	596,413
PDD Holdings, Inc., ADR (China)*	6,435	829,407
Sands China, Ltd. (Macau)*	277,800	520,773
Trip.com Group, Ltd. (China)*	12,600	537,916
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (China)	202,600	636,240

Total Consumer Discretionary		12,302,204
Consumer Staples - 8.4%
Kweichow Moutai Co., Ltd., Class A (China)	5,500	1,081,288
Tsingtao Brewery Co., Ltd., Class H (China)	196,000	1,252,166
Wuliangye Yibin Co., Ltd., Class A (China)	61,800	1,085,778

Total Consumer Staples		3,419,232
Financials - 5.6%
AIA Group, Ltd. (Hong Kong)[1]	119,300	797,981
China Merchants Bank Co., Ltd., Class H (China)	197,000	816,531
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	22,800	672,533

Total Financials		2,287,045
Health Care - 8.1%
CSPC Pharmaceutical Group, Ltd. (China)	1,618,000	1,203,542
Innovent Biologics, Inc. (China)*,1	133,500	660,869
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	30,400	1,082,513
Sinopharm Group Co., Ltd., Class H (China)	162,400	380,916

Total Health Care		3,327,840
	Shares	Value
Industrials - 11.5%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	$384,094
Contemporary Amperex Technology Co., Ltd., Class A (China)	49,080	1,264,528
NARI Technology Co., Ltd., Class A (China)	673,471	2,237,609
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,700	817,198

Total Industrials		4,703,429
Information Technology - 5.6%
Foxconn Industrial Internet Co., Ltd., Class A (China)	178,000	597,986
Luxshare Precision Industry Co., Ltd., Class A (China)	72,900	387,187
NAURA Technology Group Co., Ltd., Class A (China)	10,000	474,734
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14,000	408,398
Zhongji Innolight Co., Ltd., Class A (China)	22,300	406,020

Total Information Technology		2,274,325
Materials - 3.1%
Zijin Mining Group Co., Ltd., Class H (China)	630,000	1,277,870
Real Estate - 1.2%
Onewo, Inc., Class H (China)	205,900	507,292
Utilities - 2.0%
ENN Energy Holdings, Ltd. (China)	115,400	807,484

Total Common Stocks (Cost $47,028,659)		40,623,291
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%[2]	312,091	312,091
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[2]	468,137	468,137

Total Short-Term Investments (Cost $780,228)		780,228
Total Investments - 101.3% (Cost $47,808,887)		41,403,519
Other Assets, less Liabilities - (1.3)%		(546,569)
Net Assets - 100.0%		$40,856,950

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $2,837,701 or 6.9% of net assets.
[2]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,224,105	$11,078,099	—	$12,302,204
Communication Services	—	9,716,570	—	9,716,570
Industrials	—	4,703,429	—	4,703,429
Consumer Staples	—	3,419,232	—	3,419,232
Health Care	—	3,327,840	—	3,327,840
Financials	—	2,287,045	—	2,287,045
Information Technology	—	2,274,325	—	2,274,325
Materials	—	1,277,870	—	1,277,870
Utilities	—	807,484	—	807,484
Real Estate	—	507,292	—	507,292
Short-Term Investments
Other Investment Companies	780,228	—	—	780,228
Total Investments in Securities	$2,004,333	$39,399,186	—	$41,403,519

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2024, was as follows:
Country	% of Long-Term Investments
China	92.2
Hong Kong	3.6
Macau	3.2
Taiwan	1.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.